Note 11 - Long-term Debt	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Long-Term Debt [Text Block]
11.	Long-term debt

	December 31,	December 31,
	2024	2023

Credit Agreement	$1,055,119	$1,042,059
3.84% Senior Notes	30,000	60,000
4.53% Notes	60,000	60,000
5.48% Notes	50,000	-
5.60% Notes	25,000	-
5.64% Notes	50,000	-
Capital leases maturing at various dates through 2029	28,591	20,048
	1,298,710	1,182,107
Less: current portion	41,567	37,132

Long-term debt - non-current	$1,257,143	$1,144,975

As at December 31, 2024, the Company had $30,000 of Senior Notes bearing interest at a rate of 3.84%. The Senior Notes were paid off in full on January 16, 2025.

In February 2022, the Company entered into a second amended and restated credit agreement providing for a $1,000,000 revolving credit facility on an unsecured basis. The maturity date of the revolving credit facility is February 2027. The revolving credit facility bears interest at 0.20% to 2.50% over floating reference rates, depending on certain leverage ratios. The weighted average interest rate for 2024 was 7.0%. As of December 31, 2024, letters of credit in the amount of $29,471 were outstanding ($19,050 as at December 31, 2023). In December 2023, the Company exercised the Credit Agreement’s $250,000 accordion feature to fund its acquisition of Roofing Corp of America, which brought the total borrowing capacity of the Credit Agreement to US$1.25 billion. The Facility had $133,029 of available un-drawn credit as at December 31, 2024.

In September 2022 (and as amended in April 2024 as noted below), the Company entered into two revolving, uncommitted financing facilities for potential future private placement issuances of senior unsecured notes (the “Notes”) aggregating $550,000 with its existing lenders, NYL Investors LLC (“New York Life”) of up to $250,000 and PGIM Private Capital (“Prudential”), of up to $300,000, in each case, net of any existing notes held by them. The facility with Prudential has a term ending September 29, 2025, and the facility with New York Life has a term ending April 3, 2027. As part of the closing of the New York Life facility, the Company issued, on a private placement basis to New York Life, $60,000 of 4.53% Notes, which are due in full on September 29, 2032, with interest payable semi-annually. In April 2024, the facility with New York Life was amended to increase the potential financing capacity by $100,000, to the current $250,000, and to extend the term of the New York Life facility from September 29, 2025 to the current April 3, 2027. The Company has the ability to issue incremental Note tranches under the facilities, subject to acceptance by New York Life or Prudential, with varying maturities as determined by the Company, and with coupon pricing determined at the time of each Note issuance.

In January 2024, the Company issued, on a private placement basis to New York Life, $50,000 of 5.48% Notes, which are due in full on January 30, 2029, as well as $25,000 of 5.60% Notes, which are due in full on January 30, 2031, both with interest payable semi-annually. Also in January 2024, the Company issued, on a private placement basis to Prudential, $50,000 of 5.64% Notes, which are due in full on January 30, 2031, with interest payable semi-annually.

The indebtedness under the Credit Agreement, the Senior Notes, and the Notes rank equally in terms of seniority. The Company is prohibited under the Credit Agreement and the Senior Notes from undertaking certain acquisitions and dispositions, and incurring certain indebtedness and encumbrances, without prior approval of the lenders under the Credit Agreement and the holders of the Senior Notes.

The effective interest rate on the Company’s long-term debt for the year ended December 31, 2024 was 6.7% (2023 – 6.0%). The estimated aggregate amount of principal repayments on long-term debt required in each of the next five years ending December 31 and thereafter to meet the retirement provisions are as follows:

2025	$41,567
2026	8,647
2027	1,060,410
2028	2,397
2029 and thereafter	185,689